Share-Based Compensation - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands													1 Months Ended			12 Months Ended
	Nov. 13, 2015	Oct. 15, 2015	Aug. 13, 2015	May. 04, 2015	Apr. 22, 2015	Mar. 31, 2015	Dec. 11, 2014	Oct. 29, 2014	May. 15, 2014	Mar. 01, 2014	Oct. 10, 2013	Nov. 01, 2012	May. 31, 2015	Nov. 30, 2014	Apr. 30, 2012	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Nov. 23, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation																$ 17,382	$ 6,638	$ 963
Ordinary shares, shares issued															147,000,000					147,000,000
Ordinary shares, par value																				$ 0.0001
Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares, shares issued																286,865,033	280,869,740
Unvested restricted shares																4,403,785
Ordinary shares, par value																$ 0.0001	$ 0.0001
Non-Vested Restricted Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation																$ 180	$ 335	$ 368
Unrecognized compensation expense																$ 52
Shares recognition period																3 months 18 days
Ordinary shares, shares issued									131,348,411						147,000,000
Modification of vesting of shares, description																The Company shall be entitled to repurchase 50% and 25% of such shares in the case that founders terminate their employments with the Company before April 17, 2015 and during the period from April 17, 2015 to April 17, 2016, respectively, at a price of US$0.0001 per share or the lowest price permitted under applicable laws. Therefore, the Company considered that 50% of the total restricted shares were vested immediately on the amendment date and 25% shall be vested annually on April 17 in the next two years ending April 17, 2016. Before the modification date, May 15, 2014, there were 131,348,411 ordinary shares, of which 45,937,500 were unvested restricted shares. As the result of modification, 19,736,705 vested ordinary shares were classified to unvested restricted shares on the modification date and the corresponding compensation costs for these unvested restricted shares were amortized over the remaining service period.
Unvested restricted shares									45,937,500							28,625,378	57,250,756	58,187,500	94,937,500
Unvested restricted shares, modification									19,736,705								19,736,705
Ordinary shares, par value									$ 0.0001
Fair value of RSUs, per share																$ 0.01
Fair value of RSUs																$ 1,470
Non-Vested Restricted Shares [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based payment vesting percentage									50.00%						25.00%
Non-Vested Restricted Shares [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period									2 years						36 months
Share based payment vesting percentage									25.00%						75.00%
RSUs [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation																$ 322	$ 18
Fair value of RSUs, per share																$ 8.51
Fair value of RSUs																$ 340
2012 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued																44,758,220
Number of share options granted														0
Exercise price of share options granted																	$ 0.0854	$ 0.1404
Options vested																10,523,476
Options expected to vest																19,444,347
Options expected to vest, weighted-average exercise price																$ 0.0660
Options expected to vest, Aggregate intrinsic value																$ 154,465	$ 133,569	$ 7,227
Number of share options under accelerated vesting to permit immediate exercise													235,000
Incremental cost for acceleration of vesting to permit immediate exercise																$ 162
Share-based compensation																	$ 5,848	$ 586
Number of options, granted																	7,557,026	14,080,000
2012 Plan [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted								2,963,500		444,866	8,580,000	9,050,000
Exercise price of share options granted								$ 0.0002		$ 0.1404	$ 0.1404	$ 0.0327
Options, vesting period								4 years		4 years	4 years	4 years
2012 Plan [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted										4,048,660	5,500,000
Exercise price of share options granted										$ 0.1404	$ 0.1404
Options, vesting period										4 years	4 years
2012 Plan [Member] | Consultants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted										100,000		100,000
Exercise price of share options granted										$ 0.1404		$ 0.0327
Options, vesting period										4 years		4 years
2012 Plan [Member] | Non Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation																	$ 437	$ 9
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share options granted																$ 0.0002
Share-based compensation																$ 16,026
Unrecognized compensation expense																$ 59,175
Shares recognition period																3 years 11 days
Weighted average remaining contractual term options outstanding																8 years 1 month 21 days
Number of options, granted																7,831,922
2014 Plan [Member] | Class A Common Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued														14,031,194
Increase in number of shares reserved for future issuances																1.50%
Number of shares reserved for future issuances, description																Beginning in 2017, the number of shares reserved for future issuances under the 2014 Plan will be increased by a number equal to 1.5% of the total number of outstanding shares on the last day of the immediately preceding calendar year, or such lesser number of Class A ordinary shares as determined by the Company’s board of directors, on the first day of each calendar year during the term of the 2014 Plan.
2014 Plan [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted	93,000		476,000	2,752,000	1,680,800
Exercise price of share options granted	$ 0.0002		$ 0.0002	$ 0.0002	$ 0.0002
Options, vesting period	4 years		4 years	4 years	4 years
2014 Plan [Member] | Employees [Member] | Share-based Compensation Award, Tranche One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted		1,450,000
Exercise price of share options granted		$ 0.0002
Options, vesting period		2 years
2014 Plan [Member] | Employees [Member] | Share-based Compensation Award, Tranche Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted		85,525
Exercise price of share options granted		$ 0.0002
Options, vesting period		4 years
2014 Plan [Member] | Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted					1,294,597
Exercise price of share options granted					$ 0.0002
Options, vesting period					4 years
2014 Plan [Member] | RSUs [Member] | Share-based Compensation Award, Tranche Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period							6 months
Share based payment vesting percentage							50.00%
2014 Plan [Member] | RSUs [Member] | Management [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share options granted							40,001
2014 Plan [Member] | Non Employee Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation																$ 756
Momo BVI Share Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price of share options granted																$ 0.1078
Options vested																0
Options expected to vest																9,680,000
Options expected to vest, weighted-average exercise price																$ 0.1081
Options expected to vest, Aggregate intrinsic value																$ 18	$ 0	$ 0
Share-based compensation																98
Unrecognized compensation expense																$ 428
Shares recognition period																3 years 3 months 15 days
Weighted average remaining contractual term options outstanding																9 years 3 months 4 days
Share incentive plan, term of plan						10 years
Number of options, granted																10,550,000
Momo BVI Share Incentive Plan [Member] | Employees [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period																4 years
Number of options, granted																10,550,000
Exercise price of share options granted, lower range																$ 0.10
Exercise price of share options granted, upper range																$ 0.11
Momo BVI Share Incentive Plan [Member] | Executives [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, vesting period																4 years
Number of options, granted																10,550,000
Exercise price of share options granted, lower range																$ 0.10
Exercise price of share options granted, upper range																$ 0.11
Momo BVI Share Incentive Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum aggregate number of shares issued						30,000,000